Derivative Financial Instruments - Summary of Loss/Profit Arising on Fair Value, Cash Flow, Net Investment Hedges and Related Hedged Items Reflected in Income Statement (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information about Hedges [Line Items]
Fair value of hedge instruments	$ 97	$ 72	$ (15)
Fair value of the hedged items	(83)	(71)	13
Gains/(Losses) arising during year	7	27	(47)
Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	201	92
Financial liabilities fair value	(13)	(18)
Commodity Forward Contracts [member]
Disclosure of Detailed Information about Hedges [Line Items]
Gains/(Losses) arising during year	(2)	30	(44)
Currency Forward Contracts [member]
Disclosure of Detailed Information about Hedges [Line Items]
Gains/(Losses) arising during year	9	(3)	$ (3)
interest rate swaps [member] | Fair Value Hedges [member] | Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	183	84
Currency and commodity forwards [member] | Cash Flow Hedges [member] | Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	8	4
Financial liabilities fair value	(7)	(10)
Currency swaps [member] | Derivatives Not Designated as Hedges [member] | Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	2	1
Financial liabilities fair value	(4)	(4)
Currency swaps [member] | Net Investment Hedges [member] | Level 2 [member]
Disclosure of Detailed Information about Hedges [Line Items]
Financial assets fair value	8	3
Financial liabilities fair value	$ (2)	$ (4)